111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

December 31, 2019

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust I (the “Trust”) (File Nos.  33-7638 and 811-4777) on behalf of MFS® Core Equity Fund, MFS® Low Volatility Equity Fund, MFS® Low Volatility Global Equity Fund, MFS® New Discovery Fund, MFS® Research International Fund, MFS® Technology Fund, MFS® U.S. Government Cash Reserve Fund and MFS® Value Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 85 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on December 26, 2019.

Please call the undersigned at (617) 954-4384 or Robert Kanash at (617) 954-5136 with any questions you may have.

Very truly yours,

AMANDA S. MOORADIAN
Amanda S. Mooradian
Assistant Vice President and Counsel

ASM/ccs